Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Expected credit losses	¥ (531)	$ (73)	¥ 2,086
Underpayment taxes	100	15
Other comprehensive loss	446	$ 61
Commitments and contingencies			¥ 3,507			¥ 3,507
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	1 year				1 year
VAT Rate	6.00%	6.00%
Minimum [Member] | Service Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	3 years				3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years				10 years
VAT Rate	13.00%	13.00%
Maximum [Member] | Service Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	5 years				5 years
US [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	1				1
RMB [Member]
Summary of Significant Accounting Policies [Line Items]
Convenience translation rate	7.2672				7.2672